Consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Consolidated net income	€ 1,016	€ 1,137
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	(16)	(89)
Assets at fair value	(33)	34
Income tax relating to items that will not be reclassified	(3)	17
Items that will not be reclassified to profit or loss	(51)	(38)
Assets at fair value	(2)	11
Cash flow hedges	554	(184)
Translation adjustment gains and losses	(184)	50
Income tax relating to items that are or may be reclassified	(177)	57
Items that are or may be reclassified subsequently to profit or loss	191	(66)
Other comprehensive income consolidated	140	(104)
Consolidated comprehensive income	1,155	1,033
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	1,100	922
Comprehensive income attributable to non-controlling interests	€ 55	€ 111